Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2016
Registrant Name	DREYFUS STATE MUNICIPAL BOND FUNDS
Central Index Key	0000806176
Amendment Flag	false
Document Creation Date	Mar. 24, 2017
Document Effective Date	Mar. 31, 2017
Prospectus Date	Mar. 31, 2017
Class T Prospectus | Dreyfus Connecticut Fund | Class T
Prospectus:
Trading Symbol	DCTTX
Class T Prospectus | Dreyfus Massachusetts Fund | Class T
Prospectus:
Trading Symbol	DMATX
Class T Prospectus | Dreyfus Pennsylvania Fund | Class T
Prospectus:
Trading Symbol	DPATX